Borrowings and other financial liabilities (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings And Other Financial Liabilities [Abstract]
Summary of borrowings

	Note	Non-current 2021 US$m	Current 2021 US$m	Total 2021 US$m	Non-current 2020 US$m	Current 2020 US$m	Total 2020 US$m
Rio Tinto Finance plc Euro Bonds 2.875% due 2024(a)(b)		497	—	497	555	—	555
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025(a)(c)		—	—	—	1,299	—	1,299
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028(a)		934	—	934	1,005	—	1,005
Alcan Inc. Debentures 7.25% due 2028(a)		105	—	105	109	—	109
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029(a)(b)		682	—	682	717	—	717
Alcan Inc. Debentures 7.25% due 2031(a)		420	—	420	438	—	438
Alcan Inc. Global Notes 6.125% due 2033(a)		722	—	722	744	—	744
Alcan Inc. Global Notes 5.75% due 2035(a)		283	—	283	292	—	292
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040(a)		1,156	—	1,156	1,173	—	1,173
Rio Tinto Finance (USA) plc Bonds 4.75% 2042(a)		495	—	495	501	—	501
Rio Tinto Finance (USA) plc Bonds 4.125% 2042(a)		735	—	735	743	—	743
Rio Tinto Finance (USA) Limited Bonds 2.75% 2051(a)(c)		1,225	—	1,225	—	—	—
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027(d)		597	76	673	674	4	678
Oyu Tolgoi LLC Commercial Banks “B Loan” LIBOR plus 3.4% due 2027(d)		1,387	178	1,565	1,571	10	1,581
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028(d)		237	41	278	275	2	277
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029(d)		805	61	866	867	5	872
Oyu Tolgoi LLC International Financial Institutions “A Loan” LIBOR plus 3.78% due 2030(d)		744	32	776	771	6	777
Other secured loans		—	246	246	246	68	314
Other unsecured loans		332	176	508	322	256	578
Lease liabilities	22	1,039	324	1,363	945	233	1,178
Bank overdrafts	20	—	2	2	—	—	—
Total borrowings including overdrafts(e)		12,395	1,136	13,531	13,247	584	13,831
(a)These borrowings are subject to hedging arrangements and are summarised in the interest rate risk section of note 29.
(b)Rio Tinto has a US$10 billion (2020: US$10 billion) European Debt Issuance Programme against which the cumulative amount utilised was US$1.1 billion equivalent at 31 December 2021 (2020: US$1.2 billion). The carrying value of these bonds after hedge accounting adjustments amounted to US$1.2 billion (2020: US$1.3 billion) in aggregate.
(c)On 28 October 2021, the Group issued US$1.25 billion of 30-year fixed rate debt with a coupon of 2.75%. We used the proceeds to complete a US$1.2 billion (nominal value) bond buy-back programme. The notes purchased and redeemed have been cancelled.
(d)These borrowings relate to the Oyu Tolgoi LLC project finance facility. The project finance facility provides for interest-only payments for the first five years from 2016 followed by minimum repayments according to a stepped amortisation schedule for the remaining life of the facility. The due dates stated represent the final repayment date. The interest rates stated are pre-completion and will increase by 1% post-completion.
(e)The Group’s borrowings of US$13.5 billion (2020: US$13.8 billion) include US$4.4 billion (2020: US$4.5 billion) of subsidiary entity borrowings that are subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2021.
Summary of borrowings and other financial liabilities

	Non-current 2021 US$m	Current 2021 US$m	Total 2021 US$m	Non-current 2020 US$m	Current 2020 US$m	Total 2020 US$m
Derivative financial instruments	393	225	618	161	23	184
Other financial liabilities	—	20	20	—	—	—
Total other financial liabilities	393	245	638	161	23	184
Total borrowings including overdrafts (as above)	12,395	1,136	13,531	13,247	584	13,831
Total borrowings and other financial liabilities	12,788	1,381	14,169	13,408	607	14,015